UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-05446

Intermediate Bond Fund of America
(Exact name of registrant as specified in charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of principal executive offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: August 31

Date of reporting period: May 31, 2007

Kimberly S. Verdick
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and address of agent for service)

Copies to:
Michael Glazer
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street
Los Angeles, California 90071
(Counsel for the registrant)

ITEM 1 - Schedule of Investments
[logo – American Funds®]

Intermediate Bond Fund of America®
Investment portfolio

May 31, 2007

unaudited

Bonds & notes — 92.73%	Principal amount (000)	Market value (000)

CORPORATE BONDS & NOTES — 25.20%
Financials — 15.67%
Citigroup Inc. 4.20% 2007	$27,000	$26,830
Citigroup Inc. 5.388% 2008[1]	2,500	2,502
Citigroup Inc. 4.125% 2010	13,150	12,776
Citigroup Inc. 4.625% 2010	3,000	2,941
PRICOA Global Funding I, Series 2003-2, 3.90% 2008[2]	10,000	9,758
PRICOA Global Funding I, Series 2004-4, 4.35% 2008[2]	3,000	2,954
Prudential Funding, LLC, Series B, 6.60% 2008[2]	10,795	10,896
PRICOA Global Funding I 4.20% 2010[2]	10,000	9,681
PRICOA Global Funding I 5.30% 2013[2]	5,000	4,938
Washington Mutual Bank, FA 6.875% 2011	11,000	11,485
Washington Mutual Bank, FA 5.50% 2013	3,000	2,948
Washington Mutual, Inc. 5.95% 2013	5,000	5,021
Washington Mutual Bank 5.125% 2015	5,000	4,767
Washington Mutual Preferred Funding II Ltd. 6.665% (undated)[1,2]	6,500	6,373
Washington Mutual Preferred Funding III Ltd. 6.895% (undated)[1,2]	7,000	6,990
Hartford Financial Services Group, Inc. 4.70% 2007	4,000	3,992
Hartford Financial Services Group, Inc. 5.55% 2008	5,805	5,812
Hartford Financial Services Group, Inc. 5.25% 2011	6,600	6,548
Hartford Life Insurance Co. 5.46% 2012[1]	2,500	2,503
Glen Meadow Pass Through Trust 6.505% 2067[1,2]	13,750	13,742
Monumental Global Funding II, Series 2004-B, 3.90% 2009[2]	5,000	4,848
Monumental Global Funding II, Series 2004-F, 4.375% 2009[2]	2,000	1,956
Monumental Global Funding II, Series 2006-A, 5.41% 2009[1,2]	2,000	2,004
Monumental Global Funding II, Series 2005-B, 4.625% 2010[2]	2,500	2,450
Monumental Global Funding III 5.25% 2014[2]	8,000	7,927
Monumental Global Funding III 5.556% 2014[1,2]	11,850	11,850
ASIF Global Financing XVIII 3.85% 2007[2]	8,000	7,944
International Lease Finance Corp. 4.50% 2008	3,000	2,971
International Lease Finance Corp. 4.75% 2009	5,000	4,950
American International Group, Inc. 4.70% 2010	3,000	2,945
International Lease Finance Corp. 5.00% 2010	3,280	3,244
American International Group, Inc. 5.375% 2011	2,000	2,000
International Lease Finance Corp., Series R, 5.40% 2012	3,000	2,982
ILFC E-Capital Trust I 5.90% 2065[1,2]	2,000	2,003
ILFC E-Capital Trust II 6.25% 2065[1,2]	2,000	1,993
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 4.375% 2010[2]	21,385	20,643
Westfield Group 5.40% 2012[2]	10,000	9,921
PNC Funding Corp. 5.125% 2010	4,000	3,974
PNC Funding Corp., Series II, 6.113% (undated)[1,2]	22,300	21,917
Santander Issuances, SA Unipersonal 5.71% 2016[1,2]	3,000	3,018
Santander Issuances, SA Unipersonal 5.805% 2016[1,2]	17,500	17,638
Abbey National PLC 6.70% (undated)[1]	3,022	3,053
SocGen Real Estate Co. LLC, Series A, 7.64% (undated)[1,2]	21,297	21,436
Wells Fargo & Co. 4.125% 2008	7,000	6,928
Wells Fargo & Co. 4.20% 2010	7,500	7,311
Wells Fargo Bank, National Assn. 4.75% 2015	6,500	6,181
Genworth Financial, Inc. 5.505% 2007[1]	12,000	12,001
Genworth Financial, Inc. 4.75% 2009	5,000	4,939
Genworth Global Funding Trust, Series 2007-C, 5.25% 2012	2,000	1,983
Genworth Global Funding Trust, Series 2007-B, 5.50% 2012[1]	1,000	1,001
John Hancock Global Funding II, Series 2002-G, 5.00% 2007[2]	19,000	18,984
Kimco Realty Corp., Series C, 3.95% 2008	3,000	2,939
Kimco Realty Corp., Series C, 4.82% 2014	795	754
Kimco Realty Corp., Series C, 4.904% 2015	7,500	7,099
Kimco Realty Corp., Series C, 5.783% 2016	4,500	4,499
Kimco Realty Corp. 5.70% 2017	3,500	3,445
UniCredito Italiano SpA 5.584% 2017[1,2]	17,750	17,667
XL Capital Finance (Europe) PLC 6.50% 2012	3,600	3,713
XL Capital Ltd. 5.25% 2014	4,000	3,874
Twin Reefs Asset Trust (XLFA), Series B, 6.32% (undated)[1,2]	9,700	9,732
Wachovia Corp. 5.30% 2011	10,000	9,950
Wachovia Corp. 5.625% 2016	7,000	6,947
American Express Credit Corp. 3.00% 2008	5,000	4,892
American Express Co. 4.75% 2009	5,000	4,947
American Express Credit Corp., Series B, 5.00% 2010	7,000	6,944
US Bank National Assn. 4.40% 2008	17,000	16,767
ORIX Corp. 5.48% 2011	16,750	16,649
Bank One Corp. 2.625% 2008	6,000	5,824
J.P. Morgan Chase & Co. 3.50% 2009	5,000	4,842
J.P. Morgan Chase & Co. 6.75% 2011	5,000	5,214
Metropolitan Life Global Funding I, Series 2004-10, 3.375% 2007[2]	12,000	11,892
Metropolitan Life Global Funding I, Series 2004-7, 4.25% 2009[2]	4,000	3,917
National Westminster Bank PLC 7.375% 2009	5,000	5,202
National Westminster Bank PLC 7.75% (undated)[1]	9,795	9,867
HBOS PLC 5.375% (undated)[1,2]	14,457	14,172
Lehman Brothers Holdings Capital Trust VII 5.857% (undated)[1]	13,500	13,371
American Honda Finance Corp. 5.125% 2010[2]	13,000	12,878
SLM Corp., Series A, 3.625% 2008	5,000	4,908
SLM Corp., Series A, 3.95% 2008	3,000	2,926
SLM Corp., Series A, 3.62% 2009[1]	5,000	4,600
New York Life Global Funding 3.875% 2009[2]	6,750	6,591
New York Life Global Funding 4.625% 2010[2]	5,000	4,916
Principal Life Global Funding I 4.40% 2010[2]	9,000	8,705
Principal Life Income Fundings Trust, Series 2005-34, 5.20% 2010	2,000	1,997
Protective Life Insurance Co., Series 2004-D, 4.00% 2009	3,000	2,907
Protective Life Insurance Co., Series 2005-C, 4.85% 2010	7,750	7,697
Household Finance Corp. 6.40% 2008	10,000	10,100
Simon Property Group, LP 5.00% 2012	1,000	978
Simon Property Group, LP 5.75% 2012	8,000	8,083
Lincoln National Corp. 6.50% 2008	8,385	8,425
ERP Operating LP 6.95% 2011	1,877	1,971
ERP Operating LP 6.625% 2012	2,000	2,096
ERP Operating LP 5.25% 2014	4,000	3,904
Berkshire Hathaway Finance Corp. 4.125% 2010	8,000	7,789
Skandinaviska Enskilda Banken AB 6.875% 2009	1,000	1,024
Skandinaviska Enskilda Banken AB 5.471% (undated)[1,2]	7,000	6,702
Merrill Lynch & Co., Inc. 5.70% 2017	7,500	7,397
Bank of America Corp. 5.35% 2008[1]	250	250
Bank of America Corp. 4.50% 2010	7,000	6,836
ReliaStar Financial Corp. 6.50% 2008	4,000	4,042
ING Security Life Institutional Funding 4.25% 2010[2]	3,000	2,916
Resona Bank, Ltd. 5.85% (undated)[1,2]	7,000	6,874
Union Bank of California, NA 5.95% 2016	5,750	5,787
Principal Life Insurance Co. 3.20% 2009	6,000	5,760
Mizuho Capital Investment (USD) 1 Ltd. 6.686% noncumulative preferred (undated)[1,2]	5,000	5,053
ACE INA Holdings Inc. 5.875% 2014	5,000	5,033
Toyota Motor Credit Corp., Series B, 5.25% 2008	5,000	4,990
Residential Capital Corp. 6.50% 2012	5,000	4,978
Goldman Sachs Group, Inc. 5.625% 2017	5,000	4,903
Korea Development Bank 4.625% 2010	5,000	4,876
Assured Guaranty US Holdings Inc., Series A, 6.40% 2066[1]	4,250	4,236
Capmark Financial Group, Inc. 5.875% 2012[2]	4,000	3,976
Brandywine Operating Partnership, LP 5.75% 2012	65	65
Brandywine Operating Partnership, LP 5.40% 2014	935	910
Brandywine Operating Partnership, LP 5.70% 2017	3,000	2,944
CIT Group Inc. 3.65% 2007	3,500	3,471
Allstate Life Global Funding 4.25% 2010	2,000	1,943
Allstate Corp., Series B, 6.125% 2067[1]	1,500	1,475
Fifth Third Capital Trust IV 6.50% 2067[1]	3,250	3,206
Standard Chartered PLC 6.409% (undated)[1,2]	3,000	2,937
BNP Paribas 5.125% 2015[2]	2,575	2,500
St. Paul Travelers Companies, Inc. 6.25% 2016	2,250	2,325
Ambac Financial Group, Inc. 6.15% 2087[1]	2,300	2,143
Den Danske Bank A/S 7.40% 2010[1,2]	2,000	2,004
North Front Pass Through Trust 5.81% 2024[1,2]	2,000	1,952
Financial Security Assurance Holdings Ltd. 6.40% 2066[1,2]	2,000	1,946
BBVA International SA Unipersonal 5.919% (undated)[1,2]	700	676
		789,172

Industrials — 2.05%
General Electric Capital Corp., Series A, 5.00% 2007	23,000	22,997
General Electric Co. 5.00% 2013	2,000	1,958
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class B, 7.156% 2011[2,3]	16,534	16,984
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class G, MBIA insured, 6.664% 2013[2,3]	2,112	2,198
Delta Air Lines, Inc., Series 2002-1, Class G-2, MBIA insured, 6.417% 2014[3]	13,860	14,215
Caterpillar Inc. 4.50% 2009	11,750	11,557
John Deere Capital Corp., Series D, 4.375% 2008	11,500	11,411
Continental Airlines, Inc., Series 2006-1, Class G, FGIC insured, 5.698% 2015[1,3]	10,000	10,015
USG Corp. 6.30% 2016[2]	5,000	4,942
Atlas Copco AB 5.60% 2017[2]	4,000	3,956
Burlington Northern and Santa Fe Railway Co. Pass Through Trust, Series 1996-B, 6.96% 2009[3]	1,883	1,907
Southern Capital Corp. Pass Through Trust, Series 2002-1, Class G, MBIA insured, 5.70% 2023[2,3]	1,067	1,051
		103,191

Telecommunication services — 1.75%
BellSouth Corp. 4.20% 2009	12,000	11,685
SBC Communications Inc. 6.25% 2011	34,250	35,154
France Télécom 7.75% 2011[1]	12,500	13,444
Vodafone Group PLC 7.75% 2010	9,525	10,052
Singapore Telecommunications Ltd. 6.375% 2011[2]	7,000	7,259
Verizon Global Funding Corp. 7.375% 2012	5,000	5,418
Deutsche Telekom International Finance BV 8.00% 2010[1]	5,000	5,355
		88,367

Consumer staples — 1.51%
Diageo Capital PLC 3.50% 2007	12,000	11,902
Diageo Capital PLC 4.375% 2010	10,500	10,209
Costco Wholesale Corp. 5.30% 2012	20,700	20,598
Wal-Mart Stores, Inc. 4.125% 2010	10,000	9,676
Wal-Mart Stores, Inc. 4.75% 2010	10,500	10,322
Nabisco, Inc. 7.05% 2007	9,200	9,215
CVS Corp. 6.117% 2013[2,3]	1,666	1,692
CVS Corp. 6.036% 2028[2,3]	2,721	2,679
		76,293

Consumer discretionary — 1.28%
Federated Department Stores, Inc. 6.625% 2008	2,000	2,019
Federated Retail Holdings, Inc. 5.35% 2012	9,300	9,159
Federated Retail Holdings, Inc. 5.90% 2016	1,725	1,700
Kohl’s Corp. 6.30% 2011	3,000	3,081
Kohl’s Corp. 7.375% 2011	4,175	4,469
Walt Disney Co., Series B, 5.375% 2007	7,000	7,000
Gannett Co., Inc. 4.125% 2008	7,000	6,899
J.C. Penney Corp., Inc. 5.75% 2018	6,500	6,401
Carnival Corp. 6.15% 2008	5,401	5,420
Lowe’s Companies, Inc. 8.25% 2010	5,000	5,388
Time Warner Cable Inc. 5.40% 2012[2]	5,000	4,946
Home Depot, Inc. 5.475% 2009[1]	1,500	1,503
Home Depot, Inc. 5.20% 2011	3,000	2,971
Centex Corp. 6.50% 2016	2,050	2,021
Target Corp. 5.375% 2009	1,700	1,701
		64,678

Utilities — 1.21%
National Grid PLC 6.30% 2016	10,990	11,362
PSEG Power LLC, Series B, 5.125% 2012	8,343	8,204
Ohio Power Co., Series J, 5.30% 2010	8,000	7,963
Scottish Power PLC 4.91% 2010	4,000	3,945
Scottish Power PLC 5.375% 2015	4,000	3,934
Duke Energy Corp., First and Refunding Mortgage Bonds, Series A, 3.75% 2008	5,000	4,934
Duke Energy Corp., First and Refunding Mortgage Bonds, 4.50% 2010	2,250	2,195
Georgia Power Co., Series V, 4.10% 2009	7,000	6,805
Pacificorp Australia LLC, AMBAC insured, 6.15% 2008[2]	6,000	6,027
Chilquinta Energia Finance Co. LLC, MBIA insured, 6.47% 2008[2]	3,500	3,523
Commonwealth Edison Co., First Mortgage Bonds, Series 105, 5.40% 2011	2,000	1,966
		60,858

Energy — 0.88%
TransCanada PipeLines Ltd. 6.35% 2067	14,320	14,044
Petroleum Export Ltd., Class A-1, MBIA insured, 4.623% 2010[2,3]	6,139	6,055
Qatar Petroleum 5.579% 2011[2,3]	5,000	4,997
Kinder Morgan Energy Partners LP 5.125% 2014	5,000	4,784
Apache Corp. 5.625% 2017	4,800	4,775
Gaz Capital SA 6.51% 2022[2]	4,345	4,432
Sonoco, Inc. 5.75% 2017	3,000	2,925
Enbridge Inc. 5.60% 2017	2,500	2,451
		44,463

Information technology — 0.39%
Cisco Systems, Inc. 5.25% 2011	12,750	12,717
Western Union Co. 5.40% 2011	6,750	6,673
		19,390

Health care — 0.32%
UnitedHealth Group Inc. 3.75% 2009	7,000	6,805
Amgen Inc. 4.00% 2009	7,000	6,782
Hospira, Inc. 5.55% 2012	2,500	2,488
		16,075

Materials — 0.14%
C10 Capital (SPV) Ltd. 6.722% (undated)[1,2]	7,000	6,913

Total corporate bonds & notes (cost: $1,284,327,000)		1,269,400

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS (PRIVATELY ORIGINATED)[3]— 13.54%
Countrywide Alternative Loan Trust, Series 2005-J8, Class 2-A-1, 5.00% 2020	5,834	5,649
Countrywide Alternative Loan Trust, Series 2004-28CB, Class 7-A-1, 5.00% 2020	3,923	3,783
Countrywide Alternative Loan Trust, Series 2005-46CB, Class A-8, 5.50% 2035	15,985	15,903
Countrywide Alternative Loan Trust, Series 2005-64CB, Class 1-A-7, 5.50% 2035	11,579	11,447
Countrywide Alternative Loan Trust, Series 2005-54CB, Class 1-A-7, 5.50% 2035	5,300	5,278
Countrywide Alternative Loan Trust, Series 2005-40CB, Class A-1, 5.50% 2035	5,316	5,162
Countrywide Alternative Loan Trust, Series 2005-21CB, Class A-9, 5.50% 2035	3,411	3,393
Countrywide Alternative Loan Trust, Series 2005-21CB, Class A-17, 6.00% 2035	7,126	7,086
Countrywide Alternative Loan Trust, Series 2004-28CB, Class 6-A-1, 6.00% 2035	3,104	3,074
Countrywide Alternative Loan Trust, Series 2005-62, Class 2-A-1, 6.014% 2035[1]	3,887	3,875
Countrywide Alternative Loan Trust, Series 2006-6CB, Class 1-A-1, 5.50% 2036	6,163	6,109
Countrywide Alternative Loan Trust, Series 2006-16CB, Class A-2, 6.00% 2036	22,464	22,404
Countrywide Alternative Loan Trust, Series 2006-24CB, Class A-1, 6.00% 2036	6,647	6,621
Countrywide Alternative Loan Trust, Series 2007-HY4, Class 3-A-1, 5.90% 2047[1]	44,809	44,697
Wells Fargo Mortgage-backed Securities Trust, Series 2003-10, Class A-1, 4.50% 2018	6,822	6,484
Wells Fargo Mortgage-backed Securities Trust, Series 2004-2, Class A-1, 5.00% 2019	3,855	3,733
Wells Fargo Mortgage-backed Securities Trust, Series 2005-13, Class A-1, 5.00% 2020	21,908	21,209
Wells Fargo Mortgage-backed Securities Trust, Series 2003-M, Class A-1, 4.706% 2033[1]	5,907	5,751
Wells Fargo Mortgage-backed Securities Trust, Series 2003-3, Class II-A-1, 5.25% 2033	22,632	22,199
Wells Fargo Mortgage-backed Securities Trust, Series 2006-AR15, Class A-1, 5.671% 2036[1]	10,659	10,567
CS First Boston Mortgage Securities Corp., Series 2002-30, Class I-A-1, 7.50% 2032	1,153	1,156
CS First Boston Mortgage Securities Corp., Series 2002-34, Class I-A-1, 7.50% 2032	810	812
CS First Boston Mortgage Securities Corp., Series 2003-AR12, Class II-A-2, 4.314% 2033[1]	783	779
CS First Boston Mortgage Securities Corp., Series 2003-21, Class V-A-1, 6.50% 2033	1,198	1,206
CS First Boston Mortgage Securities Corp., Series 2003-29, Class V-A-1, 7.00% 2033	2,256	2,308
CS First Boston Mortgage Securities Corp., Series 2004-AR1, Class II-A-1, 4.639% 2034[1]	3,277	3,240
CS First Boston Mortgage Securities Corp., Series 2005-1, Class I-A-27, 5.50% 2035	14,551	14,352
CS First Boston Mortgage Securities Corp., Series 2005-6, Class VI-A-1, 6.00% 2035	5,096	5,094
CS First Boston Mortgage Securities Corp., Series 2006-2R, Class A-PO, principal only, 0% 2036[2]	22,129	15,103
CS First Boston Mortgage Securities Corp., Series 2006-2, Class 5-A-6, 6.00% 2036	10,459	10,416
CS First Boston Mortgage Securities Corp., Series 2007-3, Class 1-A-1A, 5.837% 2037[1]	4,708	4,679
Residential Accredit Loans, Inc., Series 2003-QS16, Class A-1, 5.00% 2018	17,402	16,844
Residential Accredit Loans, Inc., Series 2004-QS6, Class A-1, 5.00% 2019	10,194	9,870
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.00% 2034	4,778	4,756
Residential Accredit Loans, Inc., Series 2004-QS12, Class M-1, 6.00% 2034	1,252	1,211
Residential Accredit Loans, Inc., Series 2005-QS12, Class A-7, 5.50% 2035	11,213	11,169
Residential Accredit Loans, Inc., Series 2005-QS5, Class A-5, 5.75% 2035	7,000	6,824
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-S10, Class A-2, 5.00% 2018	17,741	17,178
WaMu Mortgage Pass-Through Certificates Trust, Series 2004-CB2, Class VII-A, 5.50% 2019	5,079	5,071
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR7, Class A-7, 3.842% 2033[1]	4,602	4,509
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR8, Class A, 4.03% 2033[1]	3,903	3,887
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR6, Class A-1, 4.332% 2033[1]	3,457	3,446
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR1, Class A-6, 4.472% 2033[1]	1,016	1,009
WaMu Mortgage Pass-Through Certificates Trust, Series 2005-AR15, Class A-1-A, 5.58% 2045[1]	3,991	4,006
IndyMac INDX Mortgage Loan Trust, Series 2006-AR5, Class 2-A-1, 5.862% 2036[1]	26,618	26,492
Bear Stearns ARM Trust, Series 2003-6, Class I-A-2, 3.97% 2033[1]	1,460	1,440
Bear Stearns ARM Trust, Series 2003-3, Class II-A-2, 4.024% 2033[1]	1,129	1,123
Bear Stearns ARM Trust, Series 2003-3, Class III-A-1, 5.111% 2033[1]	5,385	5,322
Bear Stearns ARM Trust, Series 2004-1, Class I-2-A-5, 4.372% 2034[1]	2,509	2,469
Bear Stearns ARM Trust, Series 2005-10, Class A-3, 4.65% 2035[1]	6,500	6,289
Bear Stearns ARM Trust, Series 2005-1, Class II-A-2, 4.925% 2035[1]	7,524	7,416
CHL Mortgage Pass-Through Trust, Series 2003-50, Class A-1, 5.00% 2018	20,160	19,519
CHL Mortgage Pass-Through Trust, Series 2003-27, Class A-1, 3.694% 2033[1]	1,123	1,118
CHL Mortgage Pass-Through Trust, Series 2004-HYB6, Class A-1, 4.263% 2034[1]	2,763	2,724
MASTR Alternative Loan Trust, Series 2004-10, Class 2-A-1, 5.50% 2019	6,500	6,405
MASTR Alternative Loan Trust, Series 2003-2, Class 6-A-1, 6.00% 2033	1,705	1,690
MASTR Alternative Loan Trust, Series 2004-2, Class 2-A-1, 6.00% 2034	2,163	2,142
MASTR Alternative Loan Trust, Series 2005-1, Class 1-A-1, 5.50% 2035	6,243	6,046
MASTR Alternative Loan Trust, Series 2005-3, Class 1-A-1, 5.50% 2035	3,023	2,972
MASTR Alternative Loan Trust, Series 2005-3, Class 3-A-1, 6.50% 2035	1,998	2,016
Banc of America Mortgage Securities Trust, Series 2003-10, Class 5-A-1, 4.50% 2018	7,778	7,394
Banc of America Mortgage Securities Trust, Series 2004-7, Class 4-A-1, 5.00% 2019	9,240	8,955
Banc of America Mortgage Securities Trust, Series 2003-F, Class 2-A-1, 3.734% 2033[1]	1,836	1,812
Washington Mutual Mortgage, WMALT Series 2005-AR1, Class A-1-A, 5.58% 2035[1]	7,574	7,580
Washington Mutual Mortgage, WMALT Series 2006-1, Class 4-CB, 6.50% 2036	10,118	10,178
Lehman Mortgage Trust, Series 2005-1, Class 6-A1, 5.00% 2020	2,875	2,783
Lehman Mortgage Trust, Series 2005-2, Class 3-A3, 5.50% 2035	11,240	11,197
Residential Funding Mortgage Securities I, Inc., Series 2003-S16, Class A-3, 5.00% 2018	9,083	8,794
Residential Funding Mortgage Securities I, Inc., Series 2004-S9, Class II-A-1, 4.75% 2019	5,228	5,009
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8, Class I-A-14, 5.50% 2035	5,835	5,804
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA11, Class I-A-5, 5.75% 2036	7,293	7,240
Structured Asset Securities Corp., Series 2003-29, Class 1-A-1, 4.75% 2018	5,677	5,446
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.521% 2027[1,2]	2,127	2,123
Structured Asset Securities Corp., Series 1998-RF1, Class A, 8.742% 2027[1,2]	2,179	2,175
Structured Asset Securities Corp., Series 1999-RF1, Class A, 7.842% 2028[1,2]	3,128	3,158
Chase Mortgage Finance Trust, Series 2003-S10, Class A-1, 4.75% 2018	13,195	12,658
Merrill Lynch Mortgage Investors, Inc., Series 2006-A1, Class II-A-1, 6.16% 2036[1]	12,201	12,302
Citigroup Mortgage Loan Trust, Inc., Series 2003-1, Class I-A1, 4.75% 2018	11,498	11,070
Citicorp Mortgage Securities, Inc., Series 2003-10, Class A-1, 4.50% 2018	11,553	10,980
CSAB Mortgage-backed Trust, Series 2006-2, Class A-6-A, 5.72% 2036[1]	10,009	9,875
GSR Mortgage Loan Trust, Series 2004-10F, Class 1-A-5, 4.50% 2019	2,987	2,839
GSR Mortgage Loan Trust, Series 2005-AR1, Class 2-A-1, 4.936% 2035[1]	6,095	6,020
Specialty Underwriting and Residential Finance Trust, Series 2004-AA1, Class I-A1, 5.00% 2034	8,695	8,499
Residential Asset Mortgage Products, Trust, Series 2004-RS9, Class A-I-4, AMBAC insured, 4.767% 2032	8,550	8,443
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class 5-A-1, 7.00% 2037	7,500	7,681
Bear Stearns Asset-backed Securities I Trust, Series 2005-AC8, Class A-4, 5.50% 2035	6,994	6,932
MASTR Asset Securitization Trust, Series 2003-5, Class 2-A-1, 5.00% 2018	6,210	6,013
Banc of America Mortgage Securities, Inc., Series 2003-G, Class 2-A-1, 4.088% 2033[1]	2,813	2,791
Banc of America Mortgage Securities, Inc., Series 2003-D, Class 2-A-1, 4.183% 2033[1]	3,076	3,048
PUMA Global Trust No. 1, Class B, 5.84% 2033[1]	5,500	5,503
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 5-A-1, 5.942% 2036[1]	4,069	4,063
First Horizon Mortgage Pass-Through Trust, Series 2004-AR1, Class II-A-1, 4.89% 2034[1]	3,586	3,554
HarborView Mortgage Loan Trust, Series 2005-15, Class 2-A1A2, 6.12% 2045[1]	3,228	3,258
Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 4-A, 5.685% 2034[1]	3,048	2,972
Banc of America Alternative Loan Trust, Series 2005-6, Class 2-CB-2, 6.00% 2035	2,935	2,917
Residential Asset Securitization Trust, Series 2005-A6CB, Class A-7, 6.00% 2035	2,110	2,112
MASTR Adjustable Rate Mortgage Trust, Series 2006-2, Class 4-A-1, 4.991% 2036[1]	272	268
Paine Webber CMO, Series O, Class 5, 9.50% 2019	236	255
		682,233

FEDERAL AGENCY BONDS & NOTES — 12.63%
Freddie Mac 4.125% 2009	30,000	29,356
Freddie Mac 5.75% 2009	36,250	36,594
Freddie Mac 6.625% 2009	80,750	83,298
Freddie Mac 4.125% 2010	15,000	14,565
Freddie Mac 5.25% 2011	47,925	48,085
Freddie Mac 5.875% 2011	50,000	51,034
Freddie Mac 5.75% 2016	2,000	2,042
Fannie Mae 4.75% 2007	11,825	11,814
Fannie Mae 5.25% 2007	26,500	26,512
Fannie Mae 6.34% 2007	5,000	5,021
Fannie Mae 4.00% 2008	30,000	29,630
Fannie Mae 6.625% 2009	11,900	12,275
Fannie Mae 6.00% 2011	35,000	36,029
Fannie Mae 5.25% 2012	56,000	55,788
Fannie Mae 6.125% 2012	12,250	12,740
Federal Home Loan Bank 3.25% 2007	3,195	3,162
Federal Home Loan Bank 3.375% 2007	65,000	64,605
Federal Home Loan Bank 3.70% 2007	7,025	7,004
Federal Home Loan Bank 3.375% 2008	36,280	35,795
Federal Home Loan Bank 5.16% 2008[1]	5,365	5,365
Federal Home Loan Bank 5.625% 2016	24,250	24,518
Federal Agricultural Mortgage Corp. 4.25% 2008	14,500	14,331
Federal Agricultural Mortgage Corp. 4.875% 2011[2]	17,750	17,556
Federal Agricultural Mortgage Corp. 5.125% 2011	1,500	1,496
Federal Agricultural Mortgage Corp. 5.50% 2011[2]	500	502
Federal Agricultural Mortgage Corp. 5.125% 2017[2]	1,070	1,050
US AgBank 6.11% (undated)[1,2]	3,250	3,220
United States Government-Guaranteed Ship Financing Obligations, Rowan Companies, Inc. (Title XI) 5.88% 2012[3]	3,091	3,123
		636,510

ASSET-BACKED OBLIGATIONS[3]— 11.16%
Drive Auto Receivables Trust, Series 2005-1, Class A-3, MBIA insured, 3.75% 2009	191	191
Drive Auto Receivables Trust, Series 2005-2, Class A-2, MBIA insured, 4.12% 2010[2]	2,098	2,090
Drive Auto Receivables Trust, Series 2004-1, Class A-4, MBIA insured, 4.14% 2010[1,2]	10,173	10,124
Drive Auto Receivables Trust, Series 2005-2, Class A-3, MBIA insured, 4.26% 2012[2]	4,250	4,201
Drive Auto Receivables Trust, Series 2005-3, Class A-4, FSA insured, 5.09% 2013[2]	10,000	9,967
Drive Auto Receivables Trust, Series 2006-1, Class A-4, FSA insured, 5.54% 2013[2]	14,000	14,077
MBNA Credit Card Master Note Trust, Series 2006-1, Class A, 4.90% 2011	7,500	7,453
MBNA Credit Card Master Note Trust, Series 2003-1, Class C, 7.02% 2012[1]	7,000	7,261
MBNA Credit Card Master Note Trust, Series 2005-6, Class A, 4.50% 2013	18,500	18,084
MBNA Credit Card Master Note Trust, Series 2005-9, Class A, 5.36% 2013[1]	2,900	2,904
ARG Funding Corp., Series 2005-1, Class A-1, MBIA insured, 4.02% 2009[2]	6,750	6,687
ARG Funding Corp., Series 2005-2, Class A-1, AMBAC insured, 4.54% 2009[2]	6,500	6,459
ARG Funding Corp., Series 2005-1, Class A-3, MBIA insured, 4.29% 2011[2]	22,750	22,138
Triad Automobile Receivables Trust, Series 2006-C, Class A-2, AMBAC insured, 5.40% 2010	4,902	4,902
Triad Automobile Receivables Trust, Series 2006-C, Class A-3, AMBAC insured, 5.26% 2011	6,000	5,986
Triad Automobile Receivables Trust, Series 2005-A, Class A-4, AMBAC insured, 4.22% 2012	10,000	9,830
Triad Automobile Receivables Trust, Series 2006-A, Class A-4, AMBAC insured, 4.88% 2013	5,000	4,945
Capital One Multi-asset Execution Trust, Series 2003-4, Class B, 6.12% 2011[1]	3,000	3,027
Capital One Multi-asset Execution Trust, Series 2005-11, Class A, 5.36% 2013[1]	3,500	3,503
Capital One Multi-asset Execution Trust, Series 2006-10, Class A, 5.15% 2014	6,400	6,364
Capital One Multi-asset Execution Trust, Series 2006-3, Class A, 5.05% 2018	13,000	12,657
Drivetime Auto Owner Trust, Series 2005-A, Class A-3, MBIA insured, 4.302% 2009[2]	5,012	4,991
Drivetime Auto Owner Trust, Series 2006-A, Class A-3, XLCA insured, 5.501% 2011[1,2]	16,000	16,045
Citibank Credit Card Issuance Trust, Class 2000-A3, 6.875% 2009	12,500	12,582
Citibank Credit Card Issuance Trust, Class 2001-A7, 5.495% 2013[1]	7,000	7,033
Long Beach Acceptance Auto Receivables Trust, Series 2006-B, Class A-4, FSA insured, 5.18% 2013	14,250	14,179
Long Beach Acceptance Auto Receivables Trust, Series 2007-A, Class A-4, FSA insured, 5.025% 2014	5,000	4,959
AmeriCredit Automobile Receivables Trust, Series 2006-B-G, Class A-4, FGIC insured, 5.21% 2013	12,495	12,442
AmeriCredit Automobile Receivables Trust, Series 2006-A-F, Class A-4, FSA insured, 5.64% 2013	6,000	6,033
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-2, 3.87% 2011	3,857	3,803
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-3, 4.14% 2012	5,250	5,117
PG&E Energy Recovery Funding LLC, Series 2005-2, Class A-2, 5.03% 2014	9,000	8,942
West Penn Funding LLC, Transition Bonds, Series 2005-A, Class A-1, 4.46% 2010[2]	16,829	16,548
Susquehanna Auto Lease Trust, Series 2007-1, Class A-2, 5.32% 2009[2]	5,000	4,995
Susquehanna Auto Lease Trust, Series 2007-1, Class A-3, 5.25% 2010[2]	10,000	9,983
Prestige Auto Receivables Trust, Series 2004-1, Class A-2, FSA insured, 3.69% 2011[2]	2,078	2,069
Prestige Auto Receivables Trust, Series 2006-1A, Class A-2, FSA insured, 5.25% 2013[2]	12,000	11,993
Residential Funding Mortgage Securities II, Inc., Series 2005-HI1, Class A-3, FGIC insured, 4.16% 2034	1,317	1,311
Residential Funding Mortgage Securities II, Inc., Series 2007-HSA2, Class A-1F, MBIA insured, 8.47% 2037[1]	12,500	12,687
PSE&G Transition Funding II LLC, Series 2005-1, Class A-2, 4.34% 2014	14,050	13,642
CPS Auto Receivables Trust, Series 2004-A, Class A-2, FSA insured, 3.87% 2010[2]	3,362	3,325
CPS Auto Receivables Trust, Series 2004-D, Class A-2, XLCA insured, 3.86% 2011[2]	2,273	2,241
CPS Auto Receivables Trust, Series 2005-C, Class A-2, FSA insured, 4.79% 2012[2]	5,000	4,941
CPS Auto Receivables Trust, Series 2006-B, Class A-4, MBIA insured, 5.81% 2012[2]	3,000	3,031
Massachusetts RRB Special Purpose Trust, Series 2005-1, Class A-4, 4.40% 2015	12,800	12,244
MASTR Asset-backed Securities Trust, Series 2006-AB1, Class A-4, 5.719% 2036[1]	12,185	11,896
Chase Issuance Trust, Series 2006-8, Class A, 5.38% 2016[1]	10,000	10,016
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2005-1, Class A-5, MBIA insured, 5.08% 2011[2]	5,750	5,684
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2005-2, Class A-6, AMBAC insured, 5.08% 2011[2]	4,000	3,954
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A-3, 4.35% 2014	10,136	9,568
MBNA Master Credit Card Trust II, Series 2000-E, Class A, 7.80% 2012	2,580	2,761
MBNA Master Credit Card Trust II, Series 2000-H, Class A, 5.57% 2013[1]	6,500	6,550
Honda Auto Receivables Owner Trust, Series 2006-2, Class A-4, 5.28% 2012	8,750	8,740
Advanta Business Card Master Trust, Series 2005-A3, Class A, 4.70% 2011	6,750	6,694
Advanta Business Card Master Trust, Series 2006-C1, Class C, 5.80% 2014[1]	2,000	2,017
Vanderbilt Mortgage and Finance, Inc., Series 2000-C, Class A-4, 7.905% 2026	2,934	3,053
Vanderbilt Mortgage and Finance, Inc., Series 2000-D, Class A-4, 7.715% 2027	5,316	5,525
UPFC Auto Receivables Trust, Series 2004-A, Class A-3, AMBAC insured, 3.27% 2010	1,746	1,727
UPFC Auto Receivables Trust, Series 2005-B, Class A-3, XLCA insured, 4.98% 2011	6,250	6,231
First Investors Auto Owner Trust, Series 2006-A, Class A-4, MBIA insured, 5.00% 2013[2]	8,000	7,952
AEP Texas Central Transitioning Funding II LLC, Senior Secured Transition Bonds, Series A, Class A-2, 4.98% 2013	7,900	7,789
Bear Stearns Asset-backed Securities I Trust, Series 2005-CL1, Class A-1, 5.82% 2034[1]	7,666	7,660
Irwin Home Equity, Series 2006-1, Class 2-A2, 5.39% 2035[1,2]	7,500	7,413
ACE Securities Corp. Home Equity Loan Trust, Series 2007-HE4, Class M-5, 6.92% 2037[1]	2,000	2,000
ACE Securities Corp. Home Equity Loan Trust, Series 2007-HE4, Class M-6, 7.22% 2037[1]	5,000	5,079
PECO Energy Transition Trust, Series 1999-A, Class A-7, 6.13% 2009	7,000	7,034
Countryplace Manufactured Housing Contract, Series 2005-1, Class A-2, AMBAC insured, 4.42% 2035[2]	7,000	6,922
Residential Asset Securities Corp. Trust, Series 2001-KS3, Class A-I-6, 5.96% 2031	4,491	4,480
Residential Asset Securities Corp. Trust, Series 2003-KS8, Class A-I-6, 4.83% 2033	1,427	1,375
Residential Asset Securities Corp. Trust, Series 2004-KS12, Class A-1-2, 5.55% 2035[1]	656	656
Origen Manufactured Housing Contract Trust, Series 2004-B, Class A-2, 3.79% 2017	4,524	4,441
Origen Manufactured Housing Contract Trust, Series 2004-B, Class A-3, 4.75% 2021	1,500	1,435
BA Credit Card Trust, Series 2004-1, Class B, 5.40% 2012[1]	5,000	4,999
CWABS, Inc., Series 2006-24, Class 2-A-3, 5.47% 2037[1]	5,000	4,983
Santander Drive Auto Receivables Trust, Series 2007-1, Class A-3, FGIC insured, 5.05% 2011	5,000	4,981
Vega ContainerVessel PLC, Series 2006-1, Class A, XLCA insured, 5.562% 2021[2]	4,989	4,907
GS Auto Loan Trust, Series 2006-1, Class A-4, 5.60% 2014	4,665	4,673
Credit-Based Asset Servicing and Securitization LLC, Series 2004-CB8, Class AF-2, 4.134% 2035	238	239
Credit-Based Asset Servicing and Securitization LLC, Series 2005-CB4, Class AF-4, 5.028% 2035[1]	4,485	4,331
Chase Auto Owner Trust, Series 2006-B, Class A-4, 5.11% 2014	4,000	3,979
Spirit Master Funding LLC, Net-Lease Mortgage Notes, Series 2005-1, Class A-1, AMBAC insured, 5.05% 2023[2]	3,677	3,480
Nebhelp Trust, Student Loan Interest Margin Securities, Series 1, Class A, MBIA insured, 6.68% 2016[2]	3,227	3,231
Chase Credit Card Owner Trust, Series 2003-4, Class B, 5.97% 2016[1]	3,000	3,080
Green Tree Financial Corp., Series 1997-6, Class A-6, 6.90% 2029	798	817
Green Tree Financial Corp., Series 1997-6, Class A-7, 7.14% 2029	1,880	1,937
AMRESCO Residential Securities Corp. Mortgage Loan Trust, Series 1997-2, Class A-7, 7.57% 2027	2,066	2,060
New Century Home Equity Loan Trust, Series 2001-NC2, Class M-1, 6.55% 2031[1]	1,373	1,374
Litigation Settlement Monetized Fee Trust I, Series 2001-1, Class A-1, 8.33% 2031[2]	1,299	1,291
PP&L Transition Bond Co. LLC, Series 1999-1, Class A-8, 7.15% 2009	1,200	1,220
Washington Mutual Master Note Trust, Series 2007-B1, Class B-1, 4.95% 2014[2]	1,000	990
CWHEQ Home Equity Loan Trust, Series 2006-S2, Class A-5, FGIC insured, 5.753% 2027	1,000	985
USAA Auto Owner Trust, Series 2004-3, Class A-3, 3.16% 2009	824	822
Saxon Asset Securities Trust, Series 2002-2, Class AF-5, 5.99% 2031	694	692
IndyMac Home Equity Mortgage Loan Asset-backed Trust, Series SPMD 2001-A, Class AF-6, 6.537% 2030	501	499
Specialty Underwriting and Residential Finance Trust, Series 2004-BC4, Class A-2B, 5.63% 2035[1]	116	116
		562,324

FEDERAL AGENCY MORTGAGE-BACKED OBLIGATIONS[3]— 10.98%
Fannie Mae 7.00% 2008	27	27
Fannie Mae 7.00% 2009	40	40
Fannie Mae 7.00% 2009	8	8
Fannie Mae 7.50% 2009	46	47
Fannie Mae 7.50% 2009	46	46
Fannie Mae 7.50% 2009	42	43
Fannie Mae 7.50% 2009	4	4
Fannie Mae 8.50% 2009	8	8
Fannie Mae 9.00% 2009	71	72
Fannie Mae 9.00% 2009	67	68
Fannie Mae 9.50% 2009	112	115
Fannie Mae 7.00% 2010	32	32
Fannie Mae 9.50% 2010	2	2
Fannie Mae 7.00% 2011	323	327
Fannie Mae 7.00% 2011	155	158
Fannie Mae 7.00% 2011	21	21
Fannie Mae 7.00% 2012	238	242
Fannie Mae 8.50% 2014	4	4
Fannie Mae 7.00% 2015	1,551	1,595
Fannie Mae 7.00% 2015	423	435
Fannie Mae 7.00% 2015	72	74
Fannie Mae 7.00% 2015	37	38
Fannie Mae 7.50% 2015	747	773
Fannie Mae 7.50% 2015	699	724
Fannie Mae 7.50% 2015	346	358
Fannie Mae 7.50% 2015	316	328
Fannie Mae 7.50% 2015	93	97
Fannie Mae 7.50% 2015	78	81
Fannie Mae 7.50% 2015	63	65
Fannie Mae 9.00% 2015	438	462
Fannie Mae 13.50% 2015	201	230
Fannie Mae 7.00% 2016	1,102	1,137
Fannie Mae 7.00% 2016	473	487
Fannie Mae 7.00% 2016	241	248
Fannie Mae 7.50% 2016	373	389
Fannie Mae 9.00% 2016	655	701
Fannie Mae 11.50% 2016	239	266
Fannie Mae 7.00% 2017	1,167	1,205
Fannie Mae 7.00% 2017	809	836
Fannie Mae 7.00% 2017	447	461
Fannie Mae 9.00% 2018	18	19
Fannie Mae 10.00% 2018	114	126
Fannie Mae 11.50% 2019	716	795
Fannie Mae 5.00% 2020	12,131	11,858
Fannie Mae 11.00% 2020	178	200
Fannie Mae 11.00% 2020	83	92
Fannie Mae 11.50% 2020	162	180
Fannie Mae 5.50% 2021	9,424	9,365
Fannie Mae 10.00% 2021	179	196
Fannie Mae 9.50% 2022	51	56
Fannie Mae 7.50% 2023	211	221
Fannie Mae 6.00% 2024	4,501	4,518
Fannie Mae 10.00% 2025	202	223
Fannie Mae 6.00% 2026	2,972	2,983
Fannie Mae 8.50% 2026	29	31
Fannie Mae 9.32% 2026[1]	1,049	1,143
Fannie Mae 9.50% 2026	433	484
Fannie Mae 8.50% 2027	112	121
Fannie Mae 7.50% 2031	101	107
Fannie Mae 5.50% 2034	6,930	6,775
Fannie Mae 6.50% 2035	7,376	7,578
Fannie Mae 6.00% 2036	33,985	33,958
Fannie Mae 6.00% 2036	21,280	21,257
Fannie Mae 6.00% 2036	6,585	6,578
Fannie Mae 6.00% 2036	2,635	2,632
Fannie Mae 5.897% 2037[1]	12,989	13,040
Fannie Mae 5.916% 2037[1]	17,904	17,984
Fannie Mae 7.00% 2037	4,874	4,984
Fannie Mae 7.50% 2037	1,257	1,294
Fannie Mae, Series D, Class 2, 11.00% 2009	64	65
Fannie Mae, Series 2000-T5, Class B, 7.30% 2010	14,000	14,705
Fannie Mae, Series 2003-T1, Class B, 4.491% 2012	31,365	30,078
Fannie Mae, Series 2002-T11, Class B, 5.341% 2012	4,025	4,034
Fannie Mae, Series 88-16, Class B, 9.50% 2018	23	25
Fannie Mae, Series 90-21, Class Z, 9.00% 2020	453	486
Fannie Mae, Series 2001-4, Class GA, 10.256% 2025[1]	1,031	1,133
Fannie Mae, Series 2001-4, Class NA, 11.892% 2025[1]	2,664	2,939
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2028	1,720	1,773
Fannie Mae, Series 2002-W7, Class A-5, 7.50% 2029	1,578	1,636
Fannie Mae, Series 2001-20, Class D, 11.073% 2031[1]	171	189
Fannie Mae, Series 2005-29, Class AK, 4.50% 2035	7,611	7,319
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 2036	12,753	9,549
Fannie Mae, Series 2006-96, Class MO, principal only, 0% 2036	6,684	5,147
Fannie Mae, Series 2006-96, Class FD, 5.82% 2036[1]	14,968	15,126
Fannie Mae, Series 2006-43, Class PX, 6.00% 2036	28,057	28,131
Fannie Mae, Series 2006-114, Class PD, 6.00% 2036	12,681	12,749
Fannie Mae, Series 2006-49, Class PA, 6.00% 2036	8,901	8,991
Fannie Mae, Series 2006-123, Class BO, principal only, 0% 2037	14,910	11,275
Fannie Mae, Series 2007-33, Class HE, 5.50% 2037	11,173	10,966
Fannie Mae, Series 2007-24, Class P, 6.00% 2037	12,690	12,742
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	386	395
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041	352	359
Freddie Mac 7.00% 2008	38	38
Freddie Mac 8.00% 2008	5	5
Freddie Mac 8.50% 2008	5	5
Freddie Mac 8.75% 2008	2	2
Freddie Mac 8.50% 2009	32	33
Freddie Mac 8.00% 2010	45	45
Freddie Mac 9.50% 2010	2	2
Freddie Mac 8.00% 2012	76	78
Freddie Mac 9.50% 2013	3	3
Freddie Mac 6.00% 2014	128	129
Freddie Mac 6.00% 2014	74	75
Freddie Mac 4.00% 2015	6,569	6,181
Freddie Mac 7.00% 2015	103	106
Freddie Mac 8.00% 2017	272	283
Freddie Mac 8.00% 2017	97	101
Freddie Mac 8.00% 2017	72	75
Freddie Mac 8.50% 2018	8	8
Freddie Mac 10.00% 2018	529	585
Freddie Mac 8.50% 2019	78	83
Freddie Mac 10.00% 2019	399	444
Freddie Mac 8.50% 2020	26	28
Freddie Mac 8.50% 2021	39	41
Freddie Mac 10.00% 2021	180	197
Freddie Mac 10.00% 2025	248	272
Freddie Mac 6.00% 2026	1,374	1,380
Freddie Mac 6.00% 2026	646	648
Freddie Mac 9.00% 2030	312	337
Freddie Mac 6.00% 2037	82,000	81,943
Freddie Mac 6.027% 2037[1]	19,050	19,093
Freddie Mac 6.414% 2037[1]	11,096	11,188
Freddie Mac 6.499% 2037[1]	12,233	12,358
Freddie Mac, Series 2310, Class B, 9.888% 2015[1]	88	95
Freddie Mac, Series 2356, Class GD, 6.00% 2016	18,712	18,888
Freddie Mac, Series 2310, Class A, 10.516% 2017[1]	337	360
Freddie Mac, Series 2626, Class NG, 3.50% 2023	1,699	1,523
Freddie Mac, Series 1567, Class A, 4.465% 2023[1]	95	90
Freddie Mac, Series T-041, Class 3-A, 7.50% 2032	733	755
Freddie Mac, Series 3061, Class PN, 5.50% 2035	17,605	17,564
Freddie Mac, Series 3171, Class MO, principal only, 0% 2036	12,693	9,373
Freddie Mac, Series 3213, Class OG, principal only, 0% 2036	6,099	4,489
Freddie Mac, Series 3156, Class NG, 6.00% 2036	8,955	9,057
Freddie Mac, Series 3271, Class OA, 6.00% 2037	9,904	10,027
Government National Mortgage Assn. 8.50% 2007	7	7
Government National Mortgage Assn. 8.50% 2008	14	14
Government National Mortgage Assn. 9.00% 2008	35	36
Government National Mortgage Assn. 9.50% 2009	351	361
Government National Mortgage Assn. 9.00% 2016	15	16
Government National Mortgage Assn. 8.50% 2017	108	115
Government National Mortgage Assn. 9.50% 2020	75	83
Government National Mortgage Assn. 9.50% 2020	49	54
Government National Mortgage Assn. 8.50% 2021	221	238
Government National Mortgage Assn. 8.50% 2021	104	112
Government National Mortgage Assn. 9.00% 2021	85	93
Government National Mortgage Assn. 8.50% 2022	38	41
Government National Mortgage Assn. 8.50% 2022	34	37
Government National Mortgage Assn. 8.50% 2022	19	20
Government National Mortgage Assn. 8.50% 2023	270	290
Government National Mortgage Assn., Series 2004-84, Class A, 3.624% 2017	3,149	3,052
		553,420

U.S. TREASURY BONDS & NOTES — 10.08%
U.S. Treasury 3.00% 2007	13,025	12,914
U.S. Treasury 4.75% 2008	9,800	9,766
U.S. Treasury 3.625% 2009	7,500	7,308
U.S. Treasury 5.50% 2009[4]	24,250	24,517
U.S. Treasury 6.00% 2009	26,100	26,687
U.S. Treasury 3.625% 2010	8,810	8,509
U.S. Treasury 4.00% 2010	74,075	72,414
U.S. Treasury 2.375% 2011[5]	4,085	4,060
U.S. Treasury 4.25% 2011[4]	102,250	100,213
U.S. Treasury 4.50% 2011	41,750	41,163
U.S. Treasury 4.50% 2011	4,175	4,124
U.S. Treasury 4.875% 2011	38,350	38,374
U.S. Treasury 4.875% 2011	32,275	32,290
U.S. Treasury 3.625% 2013	54,180	50,794
U.S. Treasury 4.25% 2013	51,250	49,681
U.S. Treasury 4.00% 2014	7,825	7,439
U.S. Treasury 8.125% 2019	7,500	9,601
U.S. Treasury Principal Strip 0% 2017	10,000	6,111
U.S. Treasury Principal Strip 0% 2037	7,000	1,633
		507,598

COMMERCIAL MORTGAGE-BACKED SECURITIES[3]— 8.63%
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-C2, Class A-1, 4.326% 2034	12,712	12,386
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CIBC10, Class A-4, 4.529% 2037	8,500	8,184
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.333% 2037[1]	5,000	4,962
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2003-ML1, Class A-1, 3.972% 2039	10,831	10,528
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-C3, Class A-3, 4.545% 2042	5,000	4,806
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A-2, 4.79% 2042	6,750	6,627
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A-2, 4.625% 2046	7,500	7,356
CS First Boston Mortgage Securities Corp., Series 2001-CK1, Class A-3, 6.38% 2035	7,000	7,156
CS First Boston Mortgage Securities Corp., Series 2003-C5, Class A-2, 3.808% 2036	2,618	2,570
CS First Boston Mortgage Securities Corp., Series 2003-CK2, Class A-4, 4.801% 2036	1,000	962
CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A-3, 6.387% 2036	8,250	8,492
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-2, 4.183% 2037	2,000	1,939
CS First Boston Mortgage Securities Corp., Series 2005-C5, Class A-2, 5.10% 2038[1]	3,000	2,958
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-3, 5.23% 2040[1]	13,500	13,221
CS First Boston Mortgage Securities Corp., Series 1998-C1, Class A-1B, 6.48% 2040	3,235	3,258
CS First Boston Mortgage Securities Corp., Series 1998-C1, Class C, 6.78% 2040	6,450	6,550
CS First Boston Mortgage Securities Corp., Series 1999-C1, Class D, 8.066% 2041[1]	1,500	1,583
Bear Stearns Commercial Mortgage Securities Inc., Series 1998-C1, Class A-1, 6.34% 2030	1,628	1,627
Bear Stearns Commercial Mortgage Securities Inc., Series 1999-C1, Class X, interest only, 1.006% 2031[1,2]	76,122	1,692
Bear Stearns Commercial Mortgage Securities Inc., Series 1999-C1, Class A-1, 5.91% 2031	873	873
Bear Stearns Commercial Mortgage Securities Inc., Series 2002-PBW1, Class A-1, 3.97% 2035	4,769	4,664
Bear Stearns Commercial Mortgage Securities Inc., Series 2001-TOP2, Class A-1, 6.08% 2035	2,483	2,501
Bear Stearns Commercial Mortgage Securities Inc., Series 2004-PWR6, Class A-4, 4.521% 2041	12,250	11,748
Bear Stearns Commercial Mortgage Securities Inc., Series 2005-PWR9, Class A-AB, 4.804% 2042	4,610	4,450
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036	2,347	2,415
Banc of America Commercial Mortgage Inc., Series 2003-2, Class A-1, 3.411% 2041	2,231	2,190
Banc of America Commercial Mortgage Inc., Series 2004-5, Class A-3, 4.561% 2041	3,875	3,733
Banc of America Commercial Mortgage Inc., Series 2004-5, Class A-AB, 4.673% 2041	3,000	2,893
Banc of America Commercial Mortgage Inc., Series 2005-1, Class A-3, 4.877% 2042	3,000	2,955
Banc of America Commercial Mortgage Inc., Series 2005-5, Class A-3B, 5.228% 2045[1]	10,500	10,371
Commercial Mortgage Trust, Series 2003-LNB1, Class A-2, 4.084% 2038	13,000	12,060
Commercial Mortgage Trust, Series 2004-LNB2, Class A-2, 3.60% 2039	8,974	8,733
Commercial Mortgage Trust, Series 2004-LNB2, Class A-3, 4.221% 2039	2,000	1,925
SBA CMBS Trust, Series 2005-1, Class A, 5.369% 2035[2]	8,350	8,315
SBA CMBS Trust, Series 2005-1, Class B, 5.565% 2035[2]	1,270	1,266
SBA CMBS Trust, Series 2006-1A, Class A, 5.314% 2036[2]	8,750	8,657
SBA CMBS Trust, Series 2006-1A, Class B, 5.451% 2036[2]	2,000	1,984
SBA CMBS Trust, Series 2006-1A, Class C, 5.559% 2036[2]	2,000	1,987
Crown Castle Towers LLC, Series 2005-1, Class A-FX, 4.643% 2035[2]	12,000	11,700
Crown Castle Towers LLC, Series 2005-1, Class C, 5.074% 2035[2]	8,180	8,038
Wachovia Bank Commercial Mortgage Trust, Series 2003-C9, Class A-2, 3.958% 2035	7,600	7,424
Wachovia Bank Commercial Mortgage Trust, Series 2005-C16, Class A-PB, 4.692% 2041	5,020	4,834
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A-2, 4.782% 2042	7,500	7,377
GMAC Commercial Mortgage Securities, Inc., Series 2001-C2, Class A-1, 6.25% 2034	593	598
GMAC Commercial Mortgage Securities, Inc., Series 2001-C1, Class A-2, 6.465% 2034	18,500	19,011
GE Capital Commercial Mortgage Corp., Series 2000-1, Class A-2, 6.496% 2033	9,975	10,236
GE Capital Commercial Mortgage Corp., Series 2002-3, Class A-1, 4.229% 2037	8,738	8,528
Tower Ventures, LLC, Series 2006-1, Class A1-FX, 5.361% 2036[2]	11,350	11,252
Tower Ventures, LLC, Series 2006-1, Class C, 5.707% 2036[2]	7,063	7,046
GE Commercial Mortgage Corp., Series 2003-C2, Class A-2, 4.17% 2037	3,200	3,138
GE Commercial Mortgage Corp., Series 2004-C1, Class A-2, 3.915% 2038	3,000	2,891
GE Commercial Mortgage Corp., Series 2004-C3, Class B, 5.11% 2039[1]	2,000	1,948
GE Commercial Mortgage Corp., Series 2004-C2, Class B, 4.983% 2040	2,000	1,912
GE Commercial Mortgage Corp., Series 2005-C4, Class A-3A, 5.333% 2045[1]	2,000	1,987
GE Commercial Mortgage Corp., Series 2005-C1, Class A-2, 4.353% 2048	3,600	3,497
GE Commercial Mortgage Corp., Series 2005-C1, Class A-3, 4.578% 2048	1,740	1,676
American Tower Trust I, Series 2007-1A, Class A-FX, 5.42% 2037[2]	6,250	6,181
American Tower Trust I, Series 2007-1A, Class B, 5.537% 2037[2]	1,000	989
American Tower Trust I, Series 2007-1A, Class C, 5.615% 2037[2]	1,000	989
American Tower Trust I, Series 2007-1A, Class D, 5.957% 2037[2]	7,500	7,419
Salomon Brothers Commercial Mortgage Trust, Series 2000-C3, Class A-1, 6.341% 2033	1,056	1,059
Salomon Brothers Commercial Mortgage Trust, Series 2000-C3, Class B, 6.758% 2033	2,000	2,068
Salomon Brothers Commercial Mortgage Trust, Series 2001-C1, Class A-2, 6.226% 2035	552	552
Salomon Brothers Commercial Mortgage Trust, Series 2001-C1, Class A-3, 6.428% 2035	11,350	11,659
Merrill Lynch Mortgage Trust, Series 2005-MKB2, Class A-2, 4.806% 2042	5,000	4,913
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class A-2, 4.556% 2043	9,790	9,523
LB-UBS Commercial Mortgage Trust, Series 2001-C7, Class A-3, 5.642% 2025	2,488	2,497
LB-UBS Commercial Mortgage Trust, Series 2000-C3, Class A-2, 7.95% 2025	1,746	1,840
LB-UBS Commercial Mortgage Trust, Series 2002-C4, Class A-2, 4.023% 2026	6,916	6,819
LB-UBS Commercial Mortgage Trust, Series 2002-C1, Class A-3, 6.226% 2026	1,465	1,483
Morgan Stanley Capital I, Inc., Series 1999-FNV1, Class A-2, 6.53% 2031	4,627	4,675
Morgan Stanley Capital I, Inc., Series 1999-FNV1, Class D, 7.03% 2031	4,000	4,089
Morgan Stanley Capital I, Inc., Series 2004-RR2, Class A-1, 4.39% 2033[2]	1,370	1,350
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-4-1, 5.243% 2037[1]	10,000	9,859
Morgan Stanley Dean Witter Capital I Trust, Series 2001-TOP5, Class A-3, 6.16% 2035	5,125	5,184
Morgan Stanley Dean Witter Capital I Trust, Series 2003-TOP9, Class A-1, 3.98% 2036	4,750	4,617
Government Lease Trust, Series 1999-GSA1, Class A-4, MBIA insured, 6.48% 2011[2]	8,327	8,470
Chase Commercial Mortgage Securities Corp., Series 2000-2, Class A-1, 7.543% 2032	2,821	2,861
Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A-2, 7.757% 2032	4,622	4,822
First Union National Bank Commercial Mortgage Trust, Series 2000-C1, Class A-1, 7.739% 2032	822	827
First Union National Bank Commercial Mortgage Trust, Series 2002-C1, Class A-1, 5.585% 2034	4,845	4,852
DLJ Commercial Mortgage Corp., Series 1998-CF2, Class A-4, 6.90% 2031[1]	3,250	3,310
DLJ Commercial Mortgage Corp., Series 1999-CG1, Class A-1B, 6.46% 2032	1,665	1,686
LB Commercial Mortgage Trust, Series 1998-C1, Class A-3, 6.48% 2030	2,291	2,295
Prudential Securities Secured Financing Corp., Series 1999-NRF1, Class C, 6.746% 2031	2,000	2,037
Morgan Stanley Capital I Trust, Series 2005-HQ7, Class A-2, 5.203% 2042[1]	2,000	1,974
		434,569

NON-U.S. GOVERNMENT AGENCY BONDS & NOTES — 0.42%
Corporación Andina de Fomento 6.875% 2012	20,000	21,067

MUNICIPALS — 0.09%
California Maritime Infrastructure Authority, Taxable Lease Revenue Bonds
(San Diego Unified Port District-South Bay Plant Acquisition), Series 1999, 6.63% 2009[2]	3,921	3,938
State of Louisiana, Tobacco Settlement Financing Corp., Tobacco Settlement Asset-backed Bonds,
Series 2001-A, Class A, 6.36% 2025	469	469
		4,407

Total bonds & notes (cost: $4,719,064,000)		4,671,528

Preferred securities — 0.81%	Shares

FINANCIALS — 0.81%
DBS Capital Funding Corp., Series A, 7.657% noncumulative guaranteed preference shares[1,2]	14,000,000	14,986
BNP U.S. Funding LLC, Series A, 7.738% noncumulative[1,2]	11,795,000	11,922
RBS Capital Trust I 4.709% noncumulative trust ING[1]	9,000,000	8,487
Deutsche Bank Capital Funding Trust I 7.872%[1,2]	5,000,000	5,227

Total preferred securities (cost: $42,750,000)		40,622

	Principal amount
Short-term securities — 7.76%	(000)

Ranger Funding Co. LLC 5.26%–5.265% due 6/22–7/18/2007[2]	$90,000	89,558
Bank of America Corp. 5.235% due 8/2/2007	11,700	11,594
CAFCO, LLC 5.25% due 6/8–7/19/2007[2]	59,000	58,794
Hewlett-Packard Co. 5.25% due 6/1/2007[2]	53,300	53,292
Variable Funding Capital Corp. 5.26% due 6/12/2007[2]	42,200	42,126
Three Pillars Funding, LLC 5.26% due 6/15/2007[2]	42,200	42,108
AT&T Inc. 5.24% due 6/18/2007[2]	23,200	23,139
Abbott Laboratories 5.215%–5.23% due 6/21–7/9/2007[2]	22,000	21,904
NetJets Inc. 5.19% due 8/1/2007[2]	18,900	18,732
Federal Home Loan Bank 5.13% due 7/20/2007	15,000	14,893
Harley-Davidson Funding Corp. 5.20% due 6/1/2007[2]	12,300	12,298
Caterpillar Financial Services Corp. 5.23% due 6/7/2007	2,600	2,598

Total short-term securities (cost: $391,034,000)		391,036

Total investment securities (cost: $5,152,848,000)		5,103,186
Other assets less liabilities		(65,293)

Net assets		$5,037,893

[1]	Coupon rate may change periodically.
[2]
Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $1,159,499,000, which represented 23.02% of the net assets of the fund.

[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.
[5]	Index-linked bond whose principal amount moves with a government retail price index.

 unaudited

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$5,893
Gross unrealized depreciation on investment securities	(54,706)
Net unrealized depreciation on investment securities	(48,813)
Cost of investment securities for federal income tax purposes	5,151,999

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from a financial adviser and should be read carefully before investing.

MFGEFP-923-0707O-S6927

ITEM 2 - Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 - Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

INTERMEDIATE BOND FUND OF AMERICA

By /s/ John H. Smet
John H. Smet, President and Principal Executive Officer

Date: July 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ John H. Smet
John H. Smet, President and Principal Executive Officer

Date: July 27, 2007

By /s/ Ari M. Vinocor
Ari M. Vinocor, Treasurer and Principal Financial Officer

Date: July 27, 2007